Stockholders' equity (Details Narrative) $ in Thousands	12 Months Ended
Mar. 31, 2018 USD ($) shares
Stockholders Equity Details Narrative
Authorized amount for repuchase of common stock	$ 1,500
Common stock repurchased during period | shares	782,017
Preferred stock authorized for sale	$ 100